Subsequent Events	12 Months Ended
Jan. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

NOTE 13 - SUBSEQUENT EVENTS

The Company evaluates subsequent events through the date when financial statements are filed with the SEC.

Private Placement Offering

As of February 1, 2012, the Company amended the terms of the warrants issued during the 2010/2011 private placement offerings (Notes 6 and 8) such that (i) their term has been extended by six months and (ii) one half of them (19,369,565) retain the exercise price of $0.125 per share and one half (19,369,564) have an exercise price of $0.05 per share.

On March 16, 2012, the Company completed the closing of a private placement offering pursuant to which the Company sold to various accredited investors and non-U.S. persons 4,250,000 units of its securities for gross proceeds of $170,000, at an offering price of $0.04 per unit. Each of these units consisted of one share of the Company’s common stock and a warrant to purchase one-half share of the Company’s common stock at an exercise price of $0.06 per whole share. These warrants will be exercisable from issuance until twenty four (24) months after the closing of this offering.

Agreements

The Company renewed an independent contractor consulting agreement with James Davidson, pursuant to which the Company agreed to pay to Mr. Davidson $2,000 per month for 12 months beginning February 1, 2012 for his services rendered to the Company as the Chief Executive Officer. The Company also agreed to reimburse Mr. Davidson for all reasonable pre-approved out-of-pocket expenses incurred in connection with his performance under the agreement.

On March 16, 2012, the Company entered into a consulting agreement for the period of sixty (60) days, through May 16, 2012. Pursuant to the agreement, the Company will pay a consultant $125,000 and issue 1,000,000 common shares for the services to be provided during the period.

On March 19, 2012, the Company entered into an agreement with American Strategic Minerals Corporation, a Nevada corporation (“Amicor”) to receive a report from Amicor concerning the geological formations on two properties in Colorado. For the report delivery at the end of March 2012, the Company issued the 1,250,000 common shares, valued at $0.10 per share, for the total consideration of $125,000.